Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Detail) - Hippo Enterprises Inc And Subsidiaries [Member] - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current
State			$ 0.2	$ 0.1
Total current provision			0.2	0.1
Deferred
Federal			(1.9)	0.0
State			(0.1)	0.0
Total deferred provision			(2.0)	0.0
Total provision for income taxes	$ 0.2	$ 0.3	$ (1.8)	$ 0.1